UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Principal Real Estate Investors, LLC
Address: 711 High St
         Des Moines, IA  50392

13F File Number:  28-10400

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim Howald
Title:  CFO, COO, Chief Compliance Officer
Phone:  515-235-5469
Signature, Place, and Date of Signing:



    Tim Howald        Des Moines, Iowa       August 14, 2003

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.
[X] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File Number: 28-10106
Name: Principal Financial Group, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.